UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2025

Nuveen Dividend Growth Fund
Class A Shares/NSBAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$95	0.91%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 9.43% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  Overweight to Broadcom Inc.

•  Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

•  Overweight to Amphenol Corporation.

•  Top detractors from relative performance

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Elevance Health, Inc., UnitedHealth Group Inc. and Zoetis, Inc. along with an out‑of‑benchmark position in Novo Nordisk A/S.

•  An underweight and security selection in the communication services sector, including an underweight to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Overweight to Accenture Plc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	9.43%	12.66%	10.87%

Class A Shares at maximum sales charge (Offering Price)	3.13%	11.34%	10.22%

S&P 500® Index	16.33%	15.88%	13.66%

Lipper Equity Income Funds Classification Average	8.65%	12.37%	9.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$6,343,432,396

Total number of portfolio holdings	45

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 37,319,585

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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3

Annual Shareholder Report July 31, 2025

Nuveen Dividend Growth Fund
Class C Shares/NSBCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$173	1.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 8.61% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  Overweight to Broadcom Inc.

•  Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

•  Overweight to Amphenol Corporation.

•  Top detractors from relative performance

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Elevance Health, Inc., UnitedHealth Group Inc. and Zoetis, Inc. along with an out‑of‑benchmark position in Novo Nordisk A/S.

•  An underweight and security selection in the communication services sector, including an underweight to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Overweight to Accenture Plc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	8.61%	11.82%	10.21%

S&P 500® Index	16.33%	15.88%	13.66%

Lipper Equity Income Funds Classification Average	8.65%	12.37%	9.33%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$6,343,432,396

Total number of portfolio holdings	45

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 37,319,585

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W647_AR_0725 4715965

3

Annual Shareholder Report July 31, 2025

Nuveen Dividend Growth Fund
Class R6 Shares/NSBFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$64	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 9.77% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  Overweight to Broadcom Inc.

•  Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

•  Overweight to Amphenol Corporation.

•  Top detractors from relative performance

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Elevance Health, Inc., UnitedHealth Group Inc. and Zoetis, Inc. along with an out‑of‑benchmark position in Novo Nordisk A/S.

•  An underweight and security selection in the communication services sector, including an underweight to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Overweight to Accenture Plc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.77%	13.00%	11.22%

S&P 500® Index	16.33%	15.88%	13.66%

Lipper Equity Income Funds Classification Average	8.65%	12.37%	9.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$6,343,432,396

Total number of portfolio holdings	45

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 37,319,585

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725365_AR_0725 4715965

3

Annual Shareholder Report July 31, 2025

Nuveen Dividend Growth Fund
Class I Shares/NSBRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$69	0.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 9.70% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 16.33%.

•  Top contributors to relative performance

•  Overweight to Broadcom Inc.

•  Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

•  Overweight to Amphenol Corporation.

•  Top detractors from relative performance

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Elevance Health, Inc., UnitedHealth Group Inc. and Zoetis, Inc. along with an out‑of‑benchmark position in Novo Nordisk A/S.

•  An underweight and security selection in the communication services sector, including an underweight to Meta Platforms Inc. and an overweight to Comcast Corporation

•  Overweight to Accenture Plc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	9.70%	12.94%	11.15%

S&P 500® Index	16.33%	15.88%	13.66%

Lipper Equity Income Funds Classification Average	8.65%	12.37%	9.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$6,343,432,396

Total number of portfolio holdings	45

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 37,319,585

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W639_AR_0725 4715965

3

Annual Shareholder Report July 31, 2025

Nuveen Global Dividend Growth Fund
Class A Shares/NUGAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$119	1.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 7.33% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI World (Net), which returned 15.72%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•  Overweight to JPMorgan Chase & Co.

•  Overweight to Philip Morris International Inc.

•  Top detractors from relative performance

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S, UnitedHealth Group Incorporated and Zoetis, Inc.

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the communication services sector, including lack of exposure to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Security selection in the consumer discretionary sector, including an overweight to LVMH Moet Hennessy Louis Vuitton SE.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.33%	10.33%	7.80%

Class A Shares at maximum sales charge (Offering Price)	1.16%	9.03%	7.17%

MSCI World Index (Net)	15.72%	13.78%	10.60%

Lipper Global Equity Income Funds Classification Average	12.68%	10.86%	7.06%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$18,998,856

Total number of portfolio holdings	48

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 135,419

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725464_AR_0725 4715975

4

Annual Shareholder Report July 31, 2025

Nuveen Global Dividend Growth Fund
Class C Shares/NUGCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$196	1.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 6.51% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI World (Net), which returned 15.72%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•  Overweight to JPMorgan Chase & Co.

•  Overweight to Philip Morris International Inc.

•  Top detractors from relative performance

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S, UnitedHealth Group Incorporated and Zoetis, Inc.

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the communication services sector, including lack of exposure to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Security selection in the consumer discretionary sector, including an overweight to LVMH Moet Hennessy Louis Vuitton SE.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.51%	9.50%	7.15%

MSCI World Index (Net)	15.72%	13.78%	10.60%

Lipper Global Equity Income Funds Classification Average	12.68%	10.86%	7.06%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$18,998,856

Total number of portfolio holdings	48

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 135,419

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725456_AR_0725 4715975

4

Annual Shareholder Report July 31, 2025

Nuveen Global Dividend Growth Fund
Class I Shares/NUGIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$93	0.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 7.57% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI World (Net), which returned 15.72%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•  Overweight to JPMorgan Chase & Co.

•  Overweight to Philip Morris International Inc.

•  Top detractors from relative performance

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S, UnitedHealth Group Incorporated and Zoetis, Inc.

•  Lack of exposure to NVIDIA Corporation.

•  Security selection and an overweight to the communication services sector, including lack of exposure to Meta Platforms Inc. and an overweight to Comcast Corporation.

•  Security selection in the consumer discretionary sector, including an overweight to LVMH Moet Hennessy Louis Vuitton SE.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.57%	10.60%	8.06%

MSCI World Index (Net)	15.72%	13.78%	10.60%

Lipper Global Equity Income Funds Classification Average	12.68%	10.86%	7.06%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$18,998,856

Total number of portfolio holdings	48

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 135,419

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725449_AR_0725 4715975

4

Annual Shareholder Report July 31, 2025

Nuveen International Dividend Growth Fund
Class A Shares/NUIAX
(The Fund is scheduled to liquidate after the close of business on November 18, 2025.)

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$117	1.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 4.04% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI EAFE Index (Net), which returned 12.77%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., lack of exposure to ASML Holding NV and an overweight to SAP SE.

•  Overweight to BAE Systems plc.

•  Top detractors from relative performance

•  Security selection and an underweight to the financials sector, including an overweight to ORIX Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S and Sanofi SA.

•  Security selection and an underweight to the industrials sector, including an out‑of‑benchmark position in Canadian National Railway Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.04%	7.51%	4.44%

Class A Shares at maximum sales charge (Offering Price)	(1.94)%	6.24%	3.82%

MSCI EAFE® Index (Net)	12.77%	10.34%	6.14%

Lipper International Equity Income Funds Classification Average	13.29%	10.09%	5.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$5,404,942

Total number of portfolio holdings	37

Portfolio turnover (%)	22%

Total management fees paid for the year	$ 37,944

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725423_AR_0725 4715992

4

Annual Shareholder Report July 31, 2025

Nuveen International Dividend Growth Fund
Class C Shares/NUICX
(The Fund is scheduled to liquidate after the close of business on November 18, 2025.)

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$193	1.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 3.23% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI EAFE Index (Net), which returned 12.77%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., lack of exposure to ASML Holding NV and an overweight to SAP SE.

•  Overweight to BAE Systems plc.

•  Top detractors from relative performance

•  Security selection and an underweight to the financials sector, including an overweight to ORIX Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S and Sanofi SA.

•  Security selection and an underweight to the industrials sector, including an out‑of‑benchmark position in Canadian National Railway Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	3.23%	6.70%	3.81%

MSCI EAFE® Index (Net)	12.77%	10.34%	6.14%

Lipper International Equity Income Funds Classification Average	13.29%	10.09%	5.80%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$5,404,942

Total number of portfolio holdings	37

Portfolio turnover (%)	22%

Total management fees paid for the year	$ 37,944

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725415_AR_0725 4715992

4

Annual Shareholder Report July 31, 2025

Nuveen International Dividend Growth Fund
Class I Shares/NUIIX
(The Fund is scheduled to liquidate after the close of business on November 18, 2025.)

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$92	0.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 4.30% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the MSCI EAFE Index (Net), which returned 12.77%.

•  Top contributors to relative performance

•  Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., lack of exposure to ASML Holding NV and an overweight to SAP SE.

•  Overweight to BAE Systems plc.

•  Top detractors from relative performance

•  Security selection and an underweight to the financials sector, including an overweight to ORIX Corporation.

•  Security selection and an overweight to the health care sector, including overweights to Novo Nordisk A/S and Sanofi SA.

•  Security selection and an underweight to the industrials sector, including an out‑of‑benchmark position in Canadian National Railway Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.30%	7.77%	4.69%

MSCI EAFE® Index (Net)	12.77%	10.34%	6.14%

Lipper International Equity Income Funds Classification Average	13.29%	10.09%	5.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$5,404,942

Total number of portfolio holdings	37

Portfolio turnover (%)	22%

Total management fees paid for the year	$ 37,944

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725399_AR_0725 4715992

4

Annual Shareholder Report July 31, 2025

Nuveen Winslow Large-Cap Growth ESG Fund
Class A Shares/NWCAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large-Cap Growth ESG Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$98	0.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large-Cap Growth ESG Fund returned 18.28% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 23.75%.

•  Top contributors to relative performance

•  Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and Vertiv Holdings Co.

•  An underweight to Apple Inc.

•  An overweight position in Spotify Technology SA.

•  Top detractors from relative performance

•  Security selection and an underweight position in the information technology sector, including an out-of-benchmark position in ASML Holding NV. The position was sold during the reporting period.

•  An underweight to Meta Platforms Inc.

•  Security selection in the consumer discretionary sector, including an underweight position in Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	18.28%	15.10%	15.40%

Class A Shares at maximum sales charge (Offering Price)	11.48%	13.74%	14.72%

Russell 1000® Index	16.54%	15.49%	13.38%

Russell 1000® Growth Index	23.75%	17.27%	17.06%

Lipper Large-Cap Growth Funds Classification Average	21.58%	14.26%	14.58%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$902,328,022

Total number of portfolio holdings	42

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 5,780,066

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
Portfolio manager update: Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670725688_AR_0725 4715999

3

Annual Shareholder Report July 31, 2025

Nuveen Winslow Large‑Cap Growth ESG Fund
Class C Shares/NWCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$179	1.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 17.39% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 23.75%.

•  Top contributors to relative performance

•  Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and Vertiv Holdings Co.

•  An underweight to Apple Inc.

•  An overweight position in Spotify Technology SA.

•  Top detractors from relative performance

•  Security selection and an underweight position in the information technology sector, including an out‑of‑benchmark position in ASML Holding NV. The position was sold during the reporting period.

•  An underweight to Meta Platforms Inc.

•  Security selection in the consumer discretionary sector, including an underweight position in Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	17.39%	14.23%	14.71%

Russell 1000® Index	16.54%	15.49%	13.38%

Russell 1000® Growth Index	23.75%	17.27%	17.06%

Lipper Large-Cap Growth Funds Classification Average	21.58%	14.26%	14.58%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$902,328,022

Total number of portfolio holdings	42

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 5,780,066

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
Portfolio manager update: Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725670_AR_0725 4715999

3

Annual Shareholder Report July 31, 2025

Nuveen Winslow Large‑Cap Growth ESG Fund
Class R6 Shares/NWCFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$59	0.54%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 18.71% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 23.75%.

•  Top contributors to relative performance

•  Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and Vertiv Holdings Co.

•  An underweight to Apple Inc.

•  An overweight position in Spotify Technology SA.

•  Top detractors from relative performance

•  Security selection and an underweight position in the information technology sector, including an out‑of‑benchmark position in ASML Holding NV. The position was sold during the reporting period.

•  An underweight to Meta Platforms Inc.

•  Security selection in the consumer discretionary sector, including an underweight position in Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	18.71%	15.53%	15.87%

Russell 1000® Index	16.54%	15.49%	13.38%

Russell 1000® Growth Index	23.75%	17.27%	17.06%

Lipper Large-Cap Growth Funds Classification Average	21.58%	14.26%	14.58%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$902,328,022

Total number of portfolio holdings	42

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 5,780,066

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
Portfolio manager update: Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725373_AR_0725 4715999

3

Annual Shareholder Report July 31, 2025

Nuveen Winslow Large‑Cap Growth ESG Fund
Class I Shares/NVLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$71	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 18.58% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 23.75%.

•  Top contributors to relative performance

•  Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and Vertiv Holdings Co.

•  An underweight to Apple Inc.

•  An overweight position in Spotify Technology SA.

•  Top detractors from relative performance

•  Security selection and an underweight position in the information technology sector, including an out‑of‑benchmark position in ASML Holding NV. The position was sold during the reporting period.

•  An underweight to Meta Platforms Inc.

•  Security selection in the consumer discretionary sector, including an underweight position in Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2015 through July 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	18.58%	15.38%	15.69%

Russell 1000® Index	16.54%	15.49%	13.38%

Russell 1000® Growth Index	23.75%	17.27%	17.06%

Lipper Large-Cap Growth Funds Classification Average	21.58%	14.26%	14.58%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2025)

Fund net assets	$902,328,022

Total number of portfolio holdings	42

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 5,780,066

What did the Fund invest in? (as of July 31, 2025)

How has the Fund changed?
Portfolio manager update: Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725662_AR_0725 4715999

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Trust II

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
July 31, 2025	$84,451	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

July 31, 2024	$102,925	$0	$5,003	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
July 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

July 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
July 31, 2025	$0	$0	$11,045,250	$11,045,250
July 31, 2024	$5,003	$0	$0	$5,003

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Investment Trust II and Shareholders of Nuveen Dividend
Growth Fund, Nuveen Global Dividend Growth Fund, Nuveen International Dividend Growth
Fund and Nuveen Winslow Large-Cap Growth ESG Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Dividend Growth Fund, Nuveen Global Dividend Growth Fund, Nuveen International Dividend Growth
Fund and Nuveen Winslow Large-Cap Growth ESG Fund (four of the funds constituting Nuveen Investment Trust II, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31,
2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31,
2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments July 31, 2025
Dividend Growth
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
6294422029 COMMON STOCKS - 99.2% 6294422029
BANKS - 4.2%
898,208 JPMorgan Chase & Co $ 266,085,138
TOTAL BANKS 266,085,138
CAPITAL GOODS - 7.6%
395,283 Eaton Corp PLC 152,073,276
461,242 Honeywell International Inc 102,557,158
160,434 Northrop Grumman Corp 92,507,849
311,064 Trane Technologies PLC 136,270,917
TOTAL CAPITAL GOODS 483,409,200
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
481,903 Lowe's Cos Inc 107,739,054
1,054,280 TJX Cos Inc/The 131,289,488
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 239,028,542
CONSUMER SERVICES - 3.4%
516,359 McDonald's Corp 154,943,845
687,532 Starbucks Corp 61,300,353
TOTAL CONSUMER SERVICES 216,244,198
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
1,760,973 Walmart Inc 172,540,134
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 172,540,134
ENERGY - 3.7%
746,207 Chevron Corp 113,154,830
1,099,797 Exxon Mobil Corp 122,781,337
TOTAL ENERGY 235,936,167
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.9%
614,692 American Tower Corp 128,095,666
1,114,338 Prologis Inc 118,989,011
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 247,084,677
FINANCIAL SERVICES - 10.1%
617,462 American Express Co 184,812,551
682,961 Ares Management Corp, Class A 126,709,754
341,337 Mastercard Inc, Class A 193,357,171
246,630 S&P Global Inc 135,917,793
TOTAL FINANCIAL SERVICES 640,797,269
FOOD, BEVERAGE & TOBACCO - 4.8%
1,251,889 Mondelez International Inc, Class A 80,984,699
498,819 PepsiCo Inc 68,797,117
957,269 Philip Morris International Inc 157,039,979
TOTAL FOOD, BEVERAGE & TOBACCO 306,821,795
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
1,138,172 Abbott Laboratories 143,625,925
303,287 Elevance Health Inc 85,854,484
TOTAL HEALTH CARE EQUIPMENT & SERVICES 229,480,409
INSURANCE - 1.9%
597,859 Marsh & McLennan Cos Inc 119,093,513
TOTAL INSURANCE 119,093,513
MATERIALS - 3.7%
279,588 Linde PLC 128,683,173
2,335,931 Smurfit WestRock PLC 103,668,618
TOTAL MATERIALS 232,351,791
MEDIA & ENTERTAINMENT - 3.4%
2,782,513 Comcast Corp, Class A 92,462,907
159,393 Meta Platforms Inc 123,280,922
TOTAL MEDIA & ENTERTAINMENT 215,743,829

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
753,339 AbbVie Inc $ 142,396,138
476,734 Danaher Corp 93,992,876
847,106 Novo Nordisk A/S, Sponsored ADR 39,873,279
715,918 Zoetis Inc 104,373,685
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 380,635,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
1,168,866 Broadcom Inc 343,295,944
763,438 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 184,461,890
281,383 Texas Instruments Inc 50,947,206
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 578,705,040
SOFTWARE & SERVICES - 11.0%
467,362 Accenture PLC, Class A 124,832,390
1,072,586 Microsoft Corp 572,224,631
TOTAL SOFTWARE & SERVICES 697,057,021
TECHNOLOGY HARDWARE & EQUIPMENT - 11.0%
1,723,933 Amphenol Corp, Class A 183,616,104
1,627,447 Apple Inc 337,809,174
396,816 Motorola Solutions Inc 174,194,287
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 695,619,565
TRANSPORTATION - 1.2%
349,998 Union Pacific Corp 77,689,056
TOTAL TRANSPORTATION 77,689,056
UTILITIES - 4.1%
1,887,045 NextEra Energy Inc 134,093,418
1,155,164 WEC Energy Group Inc 126,005,289
TOTAL UTILITIES 260,098,707
TOTAL COMMON STOCKS
(Cost $3,266,165,574) 6,294,422,029
TOTAL LONG-TERM INVESTMENTS
(Cost $3,266,165,574) 6,294,422,029
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
49631979 REPURCHASE AGREEMENTS - 0.8% 49631979
$ 48,125,000 (a) Fixed Income Clearing Corporation 4.330% 08/01/25 48,125,000
1,506,979 (b) Fixed Income Clearing Corporation 1.360 08/01/25 1,506,979
TOTAL REPURCHASE AGREEMENTS
(Cost $49,631,979) 49,631,979
TOTAL SHORT-TERM INVESTMENTS
(Cost $49,631,979) 49,631,979
TOTAL INVESTMENTS - 100.0%
(Cost $3,315,797,553) 6,344,054,008
OTHER ASSETS & LIABILITIES, NET -  (0.0)% (621,612)
NET ASSETS - 100% $ 6,343,432,396
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Agreement with Fixed Income Clearing Corporation, 4.330% dated 7/31/25 to be repurchased at $48,130,788 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/52, valued at $49,087,583.
(b) Agreement with Fixed Income Clearing Corporation, 1.360% dated 7/31/25 to be repurchased at $1,507,036 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 5/15/55, valued at $1,537,280.

Portfolio of Investments July 31, 2025
Global Dividend Growth
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.3%
18291735 COMMON STOCKS - 96.3%
AUSTRALIA - 1.6%
2,264 Macquarie Group Ltd $ 313,531
TOTAL AUSTRALIA 313,531
CANADA - 2.9%
6,460 Enbridge Inc 292,555
2,049 Royal Bank of Canada 262,913
TOTAL CANADA 555,468
DENMARK - 1.0%
4,206 Novo Nordisk A/S, Class B 195,612
TOTAL DENMARK 195,612
FRANCE - 8.9%
5,447 Accor SA 276,075
9,414 AXA SA 457,230
494 LVMH Moet Hennessy Louis Vuitton SE 265,185
4,570 TotalEnergies SE 271,757
12,225 Veolia Environnement SA 414,294
TOTAL FRANCE 1,684,541
GERMANY - 3.6%
2,367 SAP SE 676,857
TOTAL GERMANY 676,857
HONG KONG - 0.7%
88,487 HKT Trust & HKT Ltd 139,330
TOTAL HONG KONG 139,330
IRELAND - 1.4%
986 Accenture PLC, Class A 263,360
TOTAL IRELAND 263,360
JAPAN - 4.9%
8,225 ITOCHU Corp 431,423
12,600 KDDI Corp 206,786
13,200 ORIX Corp 296,512
TOTAL JAPAN 934,721
SWITZERLAND - 1.4%
16,150 SIG Group AG 261,287
TOTAL SWITZERLAND 261,287
TAIWAN - 4.3%
3,384 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 817,642
TOTAL TAIWAN 817,642
UNITED KINGDOM - 3.9%
11,583 Compass Group PLC 407,020
4,252 Unilever PLC 246,703
73,927 Vodafone Group PLC 80,152
TOTAL UNITED KINGDOM 733,875
UNITED STATES - 61.7%
2,924 Abbott Laboratories 368,980
2,379 AbbVie Inc 449,679
1,704 American Express Co 510,024
4,279 Apple Inc 888,192
2,041 Ares Management Corp, Class A 378,667
3,331 Broadcom Inc 978,315
7,040 Comcast Corp, Class A 233,939
1,114 Eaton Corp PLC 428,578
4,021 Experian PLC 211,869
3,036 Exxon Mobil Corp 338,939
53,132 Haleon PLC 249,225
1,416 Honeywell International Inc 314,848
2,762 JPMorgan Chase & Co 818,215
1,376 Lowe's Cos Inc 307,632

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
837 Mastercard Inc, Class A $ 474,135
1,210 McDonald's Corp 363,085
2,347 Microsoft Corp 1,252,124
991 Motorola Solutions Inc 435,029
2,303 Nestle SA 201,229
5,918 NextEra Energy Inc 420,533
1,697 PepsiCo Inc 234,050
2,440 Philip Morris International Inc 400,282
2,996 Prologis Inc 319,913
3,586 Sanofi SA 321,917
6,933 Smurfit WestRock PLC 307,687
971 Union Pacific Corp 215,533
2,009 Zoetis Inc 292,892
TOTAL UNITED STATES 11,715,511
TOTAL COMMON STOCKS
(Cost $10,410,649) 18,291,735
TOTAL LONG-TERM INVESTMENTS
(Cost $10,410,649) 18,291,735
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.5%
675,000 REPURCHASE AGREEMENTS - 3.5%
$ 675,000 (a) Fixed Income Clearing Corporation 4 .330% 08/01/25 675,000
TOTAL REPURCHASE AGREEMENTS
(Cost $675,000) 675,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $675,000) 675,000
TOTAL INVESTMENTS (Cost $11,085,649) - 99.8% 18,966,735
OTHER ASSETS & LIABILITIES, NET -  0.2% 32,121
NET ASSETS - 100% $ 18,998,856
ADR American Depositary Receipt
(a) Agreement with Fixed Income Clearing Corporation, 4.330% dated 7/31/25 to be repurchased at $675,081 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/52, valued at $688,525.

Portfolio of Investments July 31, 2025
International Dividend Growth
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
5337258 COMMON STOCKS - 98.7%
AUSTRALIA - 3.0%
1,158 Macquarie Group Ltd $ 160,366
TOTAL AUSTRALIA 160,366
CANADA - 10.7%
1,076 Canadian National Railway Co 100,471
3,756 Enbridge Inc 170,099
2,287 Restaurant Brands International Inc 155,185
1,193 Royal Bank of Canada 153,077
TOTAL CANADA 578,832
CHINA - 2.6%
31,446 BOC Hong Kong Holdings Ltd 141,201
TOTAL CHINA 141,201
DENMARK - 2.0%
2,304 Novo Nordisk A/S, Class B 107,154
TOTAL DENMARK 107,154
FRANCE - 15.7%
2,692 Accor SA 136,441
1,313 Arkema SA 89,286
3,957 AXA SA 192,188
221 LVMH Moet Hennessy Louis Vuitton SE 118,635
2,703 TotalEnergies SE 160,735
4,444 Veolia Environnement SA 150,603
TOTAL FRANCE 847,888
GERMANY - 4.8%
904 SAP SE 258,504
TOTAL GERMANY 258,504
HONG KONG - 2.5%
87,400 HKT Trust & HKT Ltd 137,618
TOTAL HONG KONG 137,618
ITALY - 2.8%
25,914 Snam SpA 150,178
TOTAL ITALY 150,178
JAPAN - 15.4%
4,800 ITOCHU Corp 251,773
9,800 KDDI Corp 160,834
7,900 ORIX Corp 177,458
3,700 Takeda Pharmaceutical Co Ltd 101,638
3,500 Tokio Marine Holdings Inc 140,535
TOTAL JAPAN 832,238
SWITZERLAND - 1.6%
5,249 SIG Group AG 84,922
TOTAL SWITZERLAND 84,922
TAIWAN - 5.4%
1,215 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 293,568
TOTAL TAIWAN 293,568
UNITED KINGDOM - 18.0%
10,329 BAE Systems PLC 246,456
21,055 British Land Co PLC/The 96,767
4,567 Compass Group PLC 160,482
2,488 Diageo PLC 60,303
6,693 Hikma Pharmaceuticals PLC 172,996
2,813 Unilever PLC 163,212
69,839 Vodafone Group PLC 75,719
TOTAL UNITED KINGDOM 975,935

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES - 14.2%
1,965 Experian PLC $ 103,537
27,038 Haleon PLC 126,826
1,089 Nestle SA 95,154
2,142 Sanofi SA 192,289
517 Schneider Electric SE 133,796
2,642 Smurfit WestRock PLC 117,252
TOTAL UNITED STATES 768,854
TOTAL COMMON STOCKS
(Cost $4,022,081) 5,337,258
TOTAL LONG-TERM INVESTMENTS
(Cost $4,022,081) 5,337,258
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
75,000 REPURCHASE AGREEMENTS - 1.4%
$ 75,000 (a) Fixed Income Clearing Corporation 4 .330% 08/01/25 75,000
TOTAL REPURCHASE AGREEMENTS
(Cost $75,000) 75,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $75,000) 75,000
TOTAL INVESTMENTS (Cost $4,097,081) - 100.1% 5,412,258
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (7,316)
NET ASSETS - 100% $ 5,404,942
ADR American Depositary Receipt
(a) Agreement with Fixed Income Clearing Corporation, 4.330% dated 7/31/25 to be repurchased at $75,009 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/52, valued at $76,580.

Portfolio of Investments July 31, 2025
Winslow Large-Cap Growth ESG
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
897473103 COMMON STOCKS - 99.5% 897473103
AUTOMOBILES & COMPONENTS - 1.3%
38,910 (a) Tesla Inc $ 11,994,786
TOTAL AUTOMOBILES & COMPONENTS 11,994,786
CAPITAL GOODS - 8.7%
11,210 (a) Axon Enterprise Inc 8,469,043
25,660 Comfort Systems USA Inc 18,046,678
34,900 General Electric Co 9,460,692
50,400 Howmet Aerospace Inc 9,060,408
43,000 Trane Technologies PLC 18,837,440
99,970 Vertiv Holdings Co, Class A 14,555,632
TOTAL CAPITAL GOODS 78,429,893
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
34,660 Automatic Data Processing Inc 10,727,270
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,727,270
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.1%
272,270 (a) Amazon.com Inc 63,741,130
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 63,741,130
CONSUMER DURABLES & APPAREL - 0.6%
109,440 (a) On Holding AG, Class A 5,315,501
TOTAL CONSUMER DURABLES & APPAREL 5,315,501
CONSUMER SERVICES - 3.7%
1,900 Booking Holdings Inc 10,457,714
49,560 (a) DoorDash Inc, Class A 12,402,390
39,780 Hilton Worldwide Holdings Inc 10,664,222
TOTAL CONSUMER SERVICES 33,524,326
FINANCIAL SERVICES - 9.1%
53,110 Ares Management Corp, Class A 9,853,498
26,000 LPL Financial Holdings Inc 10,288,980
43,816 Mastercard Inc, Class A 24,820,450
20,860 Moody's Corp 10,758,128
77,500 Visa Inc, Class A 26,773,925
TOTAL FINANCIAL SERVICES 82,494,981
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
47,975 (a) Intuitive Surgical Inc 23,080,293
24,520 Stryker Corp 9,629,739
TOTAL HEALTH CARE EQUIPMENT & SERVICES 32,710,032
MATERIALS - 1.2%
42,790 Ecolab Inc 11,200,710
TOTAL MATERIALS 11,200,710
MEDIA & ENTERTAINMENT - 7.9%
57,830 Meta Platforms Inc 44,728,035
12,165 (a) Netflix Inc 14,104,101
19,070 (a) Spotify Technology SA 11,948,118
TOTAL MEDIA & ENTERTAINMENT 70,780,254
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
31,110 (a) Alnylam Pharmaceuticals Inc 12,202,586
44,800 Danaher Corp 8,832,768
33,265 Eli Lilly & Co 24,618,429
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 45,653,783
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.9%
127,735 Broadcom Inc 37,515,769
133,600 Lam Research Corp 12,670,624
575,650 NVIDIA Corp 102,390,866
51,150 Texas Instruments Inc 9,261,219
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 161,838,478

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 26.9%
37,680 (a) Cadence Design Systems Inc $ 13,736,998
31,160 Intuit Inc 24,464,651
216,332 Microsoft Corp 115,413,122
44,540 Oracle Corp 11,302,916
594,060 (a) SailPoint Inc 13,271,300
26,010 (a) ServiceNow Inc 24,530,551
124,020 (a) Shopify Inc, Class A 15,156,484
109,050 (a) Snowflake Inc 24,372,675
TOTAL SOFTWARE & SERVICES 242,248,697
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
225,530 Apple Inc 46,813,262
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 46,813,262
TOTAL COMMON STOCKS
(Cost $518,304,852) 897,473,103
TOTAL LONG-TERM INVESTMENTS
(Cost $518,304,852) 897,473,103
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
3749754 REPURCHASE AGREEMENTS - 0.4% 3749754
$ 124,754 (b) Fixed Income Clearing Corporation 1 .360% 08/01/25 124,754
3,625,000 (c) Fixed Income Clearing Corporation 4 .330 08/01/25 3,625,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,749,754) 3,749,754
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,749,754) 3,749,754
TOTAL INVESTMENTS - 99.9%
(Cost $522,054,606) 901,222,857
OTHER ASSETS & LIABILITIES, NET -  0.1% 1,105,165
NET ASSETS - 100% $ 902,328,022
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.360% dated 7/31/25 to be repurchased at $124,759 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 5/15/55, valued at $127,272.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 7/31/25 to be repurchased at $3,625,436 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $3,697,601.

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2025
Dividend
Growth
Global Dividend
Growth
International
Dividend
Growth
Winslow Large-
Cap Growth ESG
ASSETS
Long-term investments, at value
†
$ 6,294,422,029 $ 18,291,735 $ 5,337,258 $ 897,473,103
Short-term investments, at value
◊
49,631,979 675,000 75,000 3,749,754
Cash – 32,920 11,832 –
Cash denominated in foreign currencies
^
– 4,236 – –
Receivables:
Dividends 5,221,425 15,639 2,959 103,039
Interest 5,845 80 9 441
Investments sold – – – 20,272,329
Reclaims 117,607 6,598 2,446 –
Reimbursement from Adviser 9,288 15,332 17,056 20,445
Shares sold 2,418,719 1,383 25 291,311
Other 271,687 26,766 15,440 96,208
Total assets 6,352,098,579 19,069,689 5,462,025 922,006,630
LIABILITIES
Payables:
Management fees 3,191,628 11,548 3,423 478,318
Interest 391 – — 56
Investments purchased - regular settlement – – – 18,439,155
Shares redeemed 3,857,969 500 966 300,412
Accrued expenses:
Custodian fees 211,350 11,748 15,200 45,075
Trustees fees 316,281 518 139 71,001
Professional fees 49,911 31,229 28,091 40,072
Shareholder reporting expenses 64,309 9,458 7,692 25,651
Shareholder servicing agent fees 588,125 3,414 879 169,311
12b-1 distribution and service fees 386,219 2,418 670 49,878
Other – – 23 59,679
Total liabilities 8,666,183 70,833 57,083 19,678,608
Net assets $ 6,343,432,396 $ 18,998,856 $ 5,404,942 $ 902,328,022
NET ASSETS CONSIST OF:
Paid-in capital $ 2,863,394,267 $ 10,064,498 $ 4,068,954 $ 413,898,580
Total distributable earnings (loss) 3,480,038,129 8,934,358 1,335,988 488,429,442
Net assets $ 6,343,432,396 $ 18,998,856 $ 5,404,942 $ 902,328,022
†
   Long-term investments, cost $ 3,266,165,574 $ 10,410,649 $ 4,022,081 $ 518,304,852
◊
   Short-term investments, cost $ 49,631,979 $ 675,000 $ 75,000 $ 3,749,754
^
   Cash denominated in foreign currencies, cost $ – $ 4,363 $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend
Growth
Global Dividend
Growth
International
Dividend
Growth
Winslow Large-
Cap Growth ESG
CLASS A:
Net assets $ 1,161,599,565 $ 9,524,493 $ 2,694,269 $ 191,895,552
Shares outstanding 18,104,799 266,366 90,236 3,145,871
Net asset value ("NAV") per share $ 64.16 $ 35.76 $ 29.86 $ 61.00
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 68.07 $ 37.94 $ 31.68 $ 64.72
CLASS C:
Net assets $ 159,003,572 $ 452,303 $ 74,339 $ 11,643,519
Shares outstanding 2,480,135 12,704 2,527 264,680
NAV and offering price per share $ 64.11 $ 35.60 $ 29.42 $ 43.99
CLASS R6:
Net assets $ 2,510,433,801 $ — $ — $ 186,529,368
Shares outstanding 38,713,660 — — 2,723,731
NAV and offering price per share $ 64.85 $ — $ — $ 68.48
CLASS I:
Net assets $ 2,512,395,458 $ 9,022,060 $ 2,636,334 $ 512,259,583
Shares outstanding 39,218,498 252,429 88,198 7,740,271
NAV and offering price per share $ 64.06 $ 35.74 $ 29.89 $ 66.18
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2025 Dividend Growth
Global Dividend
Growth
International
Dividend Growth
Winslow Large-Cap
Growth ESG
INVESTMENT INCOME
Affiliated income $ 416,261 $ 1,157 $ 151 $ 222,488
Dividends 110,837,916 440,525 184,879 4,185,744
Interest 4,126,192 20,325 6,589 249,116
Securities lending income, net — 43 — —
Tax withheld (597,653) (22,931) (18,770) (8,889)
Total investment income 114,782,716 439,119 172,849 4,648,459
EXPENSES
– – – –
Management fees 37,319,585 135,419 37,944 5,780,066
12b-1 service fees - Class A 2,855,270 23,234 6,533 522,231
12b-1 distribution and service fees - Class C 1,787,135 4,932 873 114,543
Shareholder servicing agent fees - Class A 619,270 6,307 2,169 225,896
Shareholder servicing agent fees - Class C 81,598 331 72 12,497
Shareholder servicing agent fees - Class R6 77,570 — — 10,623
Shareholder servicing agent fees - Class I 1,324,503 6,329 2,209 574,166
Interest expense 6,667 25 5 998
Trustees fees 236,671 715 204 33,967
Custodian expenses 380,735 23,489 24,076 88,759
Registration fees 96,151 48,215 45,480 77,192
Professional fees 145,212 52,584 46,654 75,585
Shareholder reporting expenses 157,786 32,387 28,883 63,536
Other 51,624 12,287 10,507 31,443
Total expenses before fee waiver/expense reimbursement 45,139,777 346,254 205,609 7,611,502
Fee waiver/expense reimbursement — (146,331) (150,076) (1,228,970)
Net expenses 45,139,777 199,923 55,533 6,382,532
Net investment income (loss) 69,642,939 239,196 117,316 (1,734,073)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 592,788,863 1,438,833 174,452 169,259,903
Foreign currency transactions — 768 (551) 6
Net realized gain (loss) 592,788,863 1,439,601 173,901 169,259,909
Change in unrealized appreciation (depreciation) on:
Investments (77,400,618) (297,670) (67,175) (12,419,406)
Foreign currency translations — (1) (12) —
Net change in unrealized appreciation (depreciation) (77,400,618) (297,671) (67,187) (12,419,406)
Net realized and unrealized gain (loss) 515,388,245 1,141,930 106,714 156,840,503
Net increase (decrease) in net assets from operations $ 585,031,184 $ 1,381,126 $ 224,030 $ 155,106,430

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Growth Global Dividend Growth
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 69,642,939 $ 75,286,063 $ 239,196 $ 253,182
Net realized gain (loss) 592,788,863 279,861,656 1,439,601 1,068,558
Net change in unrealized appreciation (depreciation) (77,400,618) 636,382,860 (297,671) 1,421,239
Net increase (decrease) in net assets from operations 585,031,184 991,530,579 1,381,126 2,742,979
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (72,001,678) (27,388,228) (683,150) (117,711)
Class C (10,178,565) (4,276,603) (34,740) (3,454)
Class R6 (161,408,631) (73,238,588) — —
Class I (167,695,752) (70,752,876) (702,659) (155,585)
Total distributions (411,284,626) (175,656,295) (1,420,549) (276,750)
FUND SHARE TRANSACTIONS
Subscriptions 663,912,969 606,180,146 1,820,741 1,891,036
Reinvestments of distributions 324,496,906 140,109,969 1,288,220 251,664
Redemptions (1,170,989,830) (1,219,481,290) (3,618,409) (4,779,140)
Net increase (decrease) from Fund share transactions (182,579,955) (473,191,175) (509,448) (2,636,440)
Net increase (decrease) in net assets (8,833,397) 342,683,109 (548,871) (170,211)
Net assets at the beginning of period 6,352,265,793 6,009,582,684 19,547,727 19,717,938
Net assets at the end of period $ 6,343,432,396 $ 6,352,265,793 $ 18,998,856 $ 19,547,727

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
International Dividend Growth Winslow Large-Cap Growth ESG
Year Ended
7/31/25
Year Ended
7/31/24
Year Ended
7/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 117,316 $ 109,863 $ (1,734,073) $ (1,184,071)
Net realized gain (loss) 173,901 163,295 169,259,909 100,607,413
Net change in unrealized appreciation (depreciation) (67,187) 209,093 (12,419,406) 134,804,334
Net increase (decrease) in net assets from operations 224,030 482,251 155,106,430 234,227,676
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (105,936) (63,168) (34,274,122) (10,879,284)
Class C (3,188) (4,629) (2,144,487) (798,227)
Class R6 — — (21,384,117) (5,704,561)
Class I (115,407) (73,948) (70,187,499) (26,222,459)
Total distributions (224,531) (141,745) (127,990,225) (43,604,531)
FUND SHARE TRANSACTIONS
Subscriptions 333,069 559,167 172,016,616 206,945,096
Reinvestments of distributions 162,482 101,377 113,402,423 39,344,676
Redemptions (416,051) (449,351) (353,993,950) (257,419,976)
Net increase (decrease) from Fund share transactions 79,500 211,193 (68,574,911) (11,130,204)
Net increase (decrease) in net assets 78,999 551,699 (41,458,706) 179,492,941
Net assets at the beginning of period 5,325,943 4,774,244 943,786,728 764,293,787
Net assets at the end of period $ 5,404,942 $ 5,325,943 $ 902,328,022 $ 943,786,728

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Growth
Class
A
7/31/25
$ 62.40 $ 0.57 $ 5.23 $ 5.80 $ (0.57) $ (3.47) $ (4.04) $ 64.16
7/31/24
54.65 0.59 8.69 9.28 (0.60) (0.93) (1.53) 62.40
7/31/23
51.54 0.59 4.26 4.85 (0.61) (1.13) (1.74) 54.65
7/31/22
53.39 0.55 (0.49) 0.06 (0.56) (1.35) (1.91) 51.54
7/31/21
43.32 0.62 11.55 12.17 (0.58) (1.52) (2.10) 53.39
Class
C
7/31/25
62.36 0.10 5.22 5.32 (0.10) (3.47) (3.57) 64.11
7/31/24
54.63 0.18 8.67 8.85 (0.19) (0.93) (1.12) 62.36
7/31/23
51.52 0.21 4.26 4.47 (0.23) (1.13) (1.36) 54.63
7/31/22
53.33 0.15 (0.49) (0.34) (0.12) (1.35) (1.47) 51.52
7/31/21
43.28 0.26 11.54 11.80 (0.23) (1.52) (1.75) 53.33
Class
R6
7/31/25
63.03 0.76 5.30 6.06 (0.77) (3.47) (4.24) 64.85
7/31/24
55.19 0.77 8.78 9.55 (0.78) (0.93) (1.71) 63.03
7/31/23
52.05 0.75 4.29 5.04 (0.77) (1.13) (1.90) 55.19
7/31/22
53.92 0.72 (0.49) 0.23 (0.75) (1.35) (2.10) 52.05
7/31/21
43.74 0.78 11.66 12.44 (0.74) (1.52) (2.26) 53.92
Class
I
7/31/25
62.31 0.73 5.21 5.94 (0.72) (3.47) (4.19) 64.06
7/31/24
54.57 0.73 8.68 9.41 (0.74) (0.93) (1.67) 62.31
7/31/23
51.47 0.72 4.25 4.97 (0.74) (1.13) (1.87) 54.57
7/31/22
53.33 0.68 (0.49) 0.19 (0.70) (1.35) (2.05) 51.47
7/31/21
43.28 0.74 11.53 12.27 (0.70) (1.52) (2.22) 53.33
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
9 .43% $ 1,161,600 0 .91% 0 .90% 12%
17 .35 1,121,499 0 .92 1 .05 11
9 .75 976,938 0 .92 1 .16 17
( 0 .04 ) 932,555 0 .91 1 .04 17
28 .85 837,090 0 .92 1 .29 15
8 .61 159,004 1 .66 0 .15 12
16 .46 194,806 1 .67 0 .32 11
8 .92 240,863 1 .67 0 .42 17
( 0 .79 ) 295,522 1 .66 0 .29 17
27 .89 305,518 1 .67 0 .55 15
9 .77 2,510,434 0 .61 1 .20 12
17 .70 2,518,257 0 .62 1 .36 11
10 .05 2,398,869 0 .62 1 .46 17
0 .28 2,394,117 0 .61 1 .34 17
29 .24 3,103,203 0 .62 1 .57 15
9 .70 2,512,395 0 .66 1 .15 12
17 .64 2,517,704 0 .67 1 .31 11
10 .01 2,392,913 0 .67 1 .41 17
0 .22 2,342,735 0 .66 1 .29 17
29 .15 2,294,045 0 .67 1 .54 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Dividend Growth
Class
A
7/31/25
$ 35.83 $ 0.41 $ 2.17 $ 2.58 $ (0.44) $ (2.21) $ (2.65) $ 35.76
7/31/24
31.41 0.40 4.47 4.87 (0.44) (0.01) (0.45) 35.83
7/31/23
29.98 0.42 2.16 2.58 (0.42) (0.73) (1.15) 31.41
7/31/22
32.93 0.41 (0.93) (0.52) (0.49) (1.94) (2.43) 29.98
7/31/21
27.15 0.45 5.83 6.28 (0.50) — (0.50) 32.93
Class
C
7/31/25
35.70 0.13 2.16 2.29 (0.18) (2.21) (2.39) 35.60
7/31/24
31.30 0.16 4.45 4.61 (0.20) (0.01) (0.21) 35.70
7/31/23
29.87 0.19 2.17 2.36 (0.20) (0.73) (0.93) 31.30
7/31/22
32.82 0.16 (0.92) (0.76) (0.25) (1.94) (2.19) 29.87
7/31/21
27.06 0.22 5.82 6.04 (0.28) — (0.28) 32.82
Class
I
7/31/25
35.82 0.50 2.16 2.66 (0.53) (2.21) (2.74) 35.74
7/31/24
31.39 0.48 4.48 4.96 (0.52) (0.01) (0.53) 35.82
7/31/23
29.96 0.49 2.16 2.65 (0.49) (0.73) (1.22) 31.39
7/31/22
32.92 0.48 (0.93) (0.45) (0.57) (1.94) (2.51) 29.96
7/31/21
27.14 0.52 5.84 6.36 (0.58) — (0.58) 32.92
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
7 .33% $ 9,524 1 .91% 1 .15% 1 .15% 14%
15 .64 8,930 1 .83 1 .15 1 .24 17
9 .00 8,849 1 .86 1 .15 1 .42 23
( 2 .02 ) 8,082 1 .95 1 .14 1 .30 18
23 .33 7,242 2 .02 1 .15 1 .49 12
6 .51 452 2 .66 1 .90 0 .36 14
14 .78 532 2 .58 1 .90 0 .49 17
8 .21 617 2 .61 1 .90 0 .64 23
( 2 .78 ) 885 2 .70 1 .89 0 .50 18
22 .43 1,377 2 .77 1 .90 0 .73 12
7 .57 9,022 1 .66 0 .90 1 .39 14
15 .97 10,085 1 .58 0 .90 1 .49 17
9 .28 10,252 1 .61 0 .90 1 .66 23
( 1 .81 ) 10,137 1 .70 0 .89 1 .51 18
23 .64 11,376 1 .77 0 .90 1 .73 12

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Dividend Growth
Class
A
7/31/25
$ 29.90 $ 0.62 $ 0.56 $ 1.18 $ (0.64) $ (0.58) $ (1.22) $ 29.86
7/31/24
28.06 0.60 2.01 2.61 (0.75) (0.02) (0.77) 29.90
7/31/23
26.78 0.54 1.58 2.12 (0.47) (0.37) (0.84) 28.06
7/31/22
29.18 0.45 (1.20) (0.75) (1.62) (0.03) (1.65) 26.78
7/31/21
24.93 0.51 4.34 4.85 (0.60) — (0.60) 29.18
Class
C
7/31/25
29.49 0.36 0.59 0.95 (0.44) (0.58) (1.02) 29.42
7/31/24
27.68 0.37 1.99 2.36 (0.53) (0.02) (0.55) 29.49
7/31/23
26.45 0.41 1.49 1.90 (0.30) (0.37) (0.67) 27.68
7/31/22
28.82 0.17 (1.12) (0.95) (1.39) (0.03) (1.42) 26.45
7/31/21
24.66 0.24 4.34 4.58 (0.42) — (0.42) 28.82
Class
I
7/31/25
29.93 0.70 0.56 1.26 (0.72) (0.58) (1.30) 29.89
7/31/24
28.09 0.66 2.02 2.68 (0.82) (0.02) (0.84) 29.93
7/31/23
26.81 0.63 1.55 2.18 (0.53) (0.37) (0.90) 28.09
7/31/22
29.21 0.59 (1.27) (0.68) (1.69) (0.03) (1.72) 26.81
7/31/21
24.96 0.56 4.36 4.92 (0.67) — (0.67) 29.21
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
4 .04% $ 2,694 3 .94% 1 .15% 2 .08% 22%
9 .52 2,568 3 .96 1 .15 2 .12 18
8 .23 2,055 4 .14 1 .15 2 .08 20
( 2 .72 ) 1,856 4 .15 1 .14 1 .57 20
19 .70 1,957 4 .85 1 .14 1 .89 18
3 .23 74 4 .69 1 .90 1 .20 22
8 .72 105 4 .71 1 .90 1 .33 18
7 .44 332 4 .88 1 .89 1 .56 20
( 3 .46 ) 151 4 .90 1 .89 0 .60 20
18 .79 216 5 .60 1 .89 0 .91 18
4 .30 2,636 3 .69 0 .90 2 .32 22
9 .78 2,653 3 .71 0 .90 2 .34 18
8 .50 2,387 3 .89 0 .90 2 .39 20
( 2 .46 ) 1,900 3 .90 0 .89 2 .09 20
19 .98 2,838 4 .60 0 .89 2 .09 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Winslow Large-Cap Growth ESG
Class
A
7/31/25
$ 59.26 $ (0.23) $ 10.66 $ 10.43 $ — $ (8.69) $ (8.69) $ 61.00
7/31/24
47.53 (0.18) 14.78 14.60 — (2.87) (2.87) 59.26
7/31/23
44.38 (0.09) 6.73 6.64 — (3.49) (3.49) 47.53
7/31/22
60.52 (0.22) (10.03) (10.25) — (5.89) (5.89) 44.38
7/31/21
46.78 (0.25) 16.90 16.65 — (2.91) (2.91) 60.52
Class
C
7/31/25
45.18 (0.48) 7.98 7.50 — (8.69) (8.69) 43.99
7/31/24
37.13 (0.43) 11.35 10.92 — (2.87) (2.87) 45.18
7/31/23
35.74 (0.31) 5.19 4.88 — (3.49) (3.49) 37.13
7/31/22
50.17 (0.51) (8.03) (8.54) — (5.89) (5.89) 35.74
7/31/21
39.51 (0.54) 14.11 13.57 — (2.91) (2.91) 50.17
Class
R6
7/31/25
65.37 (0.02) 11.82 11.80 — (8.69) (8.69) 68.48
7/31/24
51.97 0.03 16.24 16.27 — (2.87) (2.87) 65.37
7/31/23
47.98 0.08 7.40 7.48 — (3.49) (3.49) 51.97
7/31/22
64.78 (0.05) (10.86) (10.91) — (5.89) (5.89) 47.98
7/31/21
49.70 (0.02) 18.01 17.99 — (2.91) (2.91) 64.78
Class
I
7/31/25
63.49 (0.09) 11.47 11.38 — (8.69) (8.69) 66.18
7/31/24
50.62 (0.05) 15.79 15.74 — (2.87) (2.87) 63.49
7/31/23
46.90 0.02 7.19 7.21 — (3.49) (3.49) 50.62
7/31/22
63.50 (0.09) (10.62) (10.71) — (5.89) (5.89) 46.90
7/31/21
48.84 (0.09) 17.66 17.57 — (2.91) (2.91) 63.50
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
18.28% $ 191,896 1.03% 0.90% (0.39) % 95%
31.95 235,751 1.09 0.91 (0.34) 56
17.09 186,017 1.11 0.91 (0.21) 74
(19.30) 174,142 1.08 0.90 (0.42) 69
36.98 180,291 1.14 0.91 (0.47) 67
17.39 11,644 1.78 1.65 (1.14) 95
30.94 12,086 1.84 1.66 (1.08) 56
16.24 11,710 1.86 1.66 (0.96) 74
(19.90) 15,269 1.83 1.65 (1.17) 69
35.92 24,604 1.89 1.66 (1.21) 67
18.71 186,529 0.67 0.54 (0.04) 95
32.45 157,610 0.70 0.52 0.04 56
17.58 97,947 0.71 0.51 0.18 74
(19.04) 76,592 0.74 0.56 (0.08) 69
37.52 109,867 0.76 0.54 (0.03) 67
18.58 512,260 0.78 0.65 (0.14) 95
32.26 538,340 0.84 0.66 (0.08) 56
17.40 468,620 0.86 0.66 0.04 74
(19.10) 420,440 0.83 0.65 (0.17) 69
37.30 568,579 0.90 0.69 (0.17) 67

Notes to Financial Statements

1. General Information
Trust and Fund Information: The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund, ("Dividend Growth"),
Nuveen Global Dividend Growth Fund (“Global Dividend Growth”), Nuveen International Dividend Growth Fund (“International Dividend Growth”)
and Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap Growth ESG”) (each a “Fund” and collectively the “Funds”), among others.
The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period : The end of the reporting period for the Funds is July 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC (each a "Sub-Adviser" and collectively the "Sub-Advisers"). NAM manages the investment portfolios of Dividend Growth, Global Dividend Growth and
International Dividend Growth while Winslow Capital Management, LLC manages the portfolio of Winslow Large-Cap Growth ESG.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements
(continued)
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement : In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,294,422,029 $ – $ – $ 6,294,422,029
Short-Term Investments:
Repurchase Agreements – 49,631,979 – 49,631,979
Total $ 6,294,422,029 $ 49,631,979 $ – $ 6,344,054,008
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,367,741 $ 5,923,994 $ – $ 18,291,735
Short-Term Investments:
Repurchase Agreements – 675,000 – 675,000
Total $ 12,367,741 $ 6,598,994 $ – $ 18,966,735
International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 989,652 $ 4,347,606 $ – $ 5,337,258
Short-Term Investments:
Repurchase Agreements – 75,000 – 75,000
Total $ 989,652 $ 4,422,606 $ – $ 5,412,258
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 897,473,103 $ – $ – $ 897,473,103
Short-Term Investments:
Repurchase Agreements – 3,749,754 – 3,749,754
Total $ 897,473,103 $ 3,749,754 $ – $ 901,222,857

Notes to Financial Statements
(continued)
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Funds did not have any securities out on loan.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $ 49,631,979 $ (50,624,863)
Global Dividend Growth Fixed Income Clearing Corporation 675,000 (688,525)
International Dividend Growth Fixed Income Clearing Corporation 75,000 (76,580)
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation 3,749,754 (3,824,873)
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Growth
$ 731,310,745 $ 1,258,479,174
Global Dividend Growth
2,700,269 4,668,618
International Dividend Growth
1,194,315 1,153,880
Winslow Large-Cap Growth ESG
864,575,662 1,060,778,633

to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/25
Year Ended
7/31/24
Dividend Growth Shares Value Shares Value
Subscriptions:
Class A 1,835,991 $115,222,608 2,354,159 $131,436,536
Class A - automatic conversion of Class C 3,411 217,928 280 16,321
Class C 323,879 20,320,421 324,987 18,220,084
Class R6 3,676,988 231,608,730 3,716,702 207,850,077
Class I 4,742,677 296,543,282 4,457,883 248,657,128
Total subscriptions 10,582,946 663,912,969 10,854,011 606,180,146
Reinvestments of distributions:
Class A 770,360 48,783,144 331,371 18,489,556
Class C 113,176 7,163,375 53,143 2,947,503
Class R6 2,504,786 160,286,822 1,290,639 72,811,673
Class I 1,712,449 108,263,565 823,084 45,861,237
Total reinvestments of distributions 5,100,771 324,496,906 2,498,237 140,109,969
Redemptions:
Class A (2,477,974) (155,730,310) (2,587,958) (144,473,136)
Class C (1,077,376) (67,266,081) (1,663,023) (92,519,041)
Class C - automatic conversion to Class A (3,415) (217,928) (280) (16,321)
Class R6 (7,421,342) (472,174,870) (8,516,755) (495,476,671)
Class I (7,644,841) (475,600,641) (8,722,062) (486,996,121)
Total redemptions (18,624,948) (1,170,989,830) (21,490,078) (1,219,481,290)
Net increase (decrease) (2,941,231) $(182,579,955) (8,137,830) $(473,191,175)
Year Ended
7/31/25
Year Ended
7/31/24
Global Dividend Growth Shares Value Shares Value
Subscriptions:
Class A 25,856 $923,855 26,940 $855,201
Class C 3,548 128,294 4,443 137,381
Class I 21,858 768,592 27,862 898,454
Total subscriptions 51,262 1,820,741 59,245 1,891,036
Reinvestments of distributions:
Class A 18,797 667,169 3,543 115,014
Class C 984 34,740 106 3,453
Class I 16,521 586,311 4,104 133,197
Total reinvestments of distributions 36,302 1,288,220 7,753 251,664
Redemptions:
Class A (27,514) (964,474) (62,991) (2,016,674)
Class C (6,737) (237,365) (9,362) (296,877)
Class I (67,518) (2,416,570) (76,957) (2,465,589)
Total redemptions (101,769) (3,618,409) (149,310) (4,779,140)
Net increase (decrease) (14,205) $(509,448) (82,312) $(2,636,440)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, and net operating losses offset to short term gains. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
7/31/25
Year Ended
7/31/24
International Dividend Growth Shares Value Shares Value
Subscriptions:
Class A 7,309 $218,699 13,409 $373,625
Class A - automatic conversion of Class C — — 8 210
Class C — — 188 5,000
Class I 3,911 114,370 6,403 180,332
Total subscriptions 11,220 333,069 20,008 559,167
Reinvestments of distributions:
Class A 3,334 99,222 2,084 58,623
Class C 110 3,188 168 4,629
Class I 2,016 60,072 1,355 38,125
Total reinvestments of distributions 5,460 162,482 3,607 101,377
Redemptions:
Class A (6,287) (189,733) (2,873) (81,012)
Class C (1,144) (32,247) (8,785) (249,751)
Class C - automatic conversion to Class A — — (8) (210)
Class I (6,354) (194,071) (4,125) (118,378)
Total redemptions (13,785) (416,051) (15,791) (449,351)
Net increase (decrease) 2,895 $79,500 7,824 $211,193
Year Ended
7/31/25
Year Ended
7/31/24
Winslow Large-Cap Growth ESG Shares Value Shares Value
Subscriptions:
Class A 624,602 $36,404,521 639,911 $33,895,858
Class A - automatic conversion of Class C 486 28,522 110 5,711
Class C 39,418 1,655,635 34,932 1,398,969
Class R6 808,698 51,845,900 939,077 56,493,359
Class I 1,318,684 82,082,038 2,015,222 115,151,199
Total subscriptions 2,791,888 172,016,616 3,629,252 206,945,096
Reinvestments of distributions:
Class A 420,120 24,484,603 162,644 8,010,236
Class C 45,352 1,915,220 18,693 705,276
Class R6 304,566 19,885,116 96,863 5,249,991
Class I 1,063,163 67,117,484 481,670 25,379,173
Total reinvestments of distributions 1,833,201 113,402,423 759,870 39,344,676
Redemptions:
Class A (1,877,652) (106,839,172) (737,908) (39,083,597)
Class C (86,942) (3,604,579) (101,387) (3,949,503)
Class C - automatic conversion to Class A (658) (28,522) (142) (5,711)
Class R6 (800,666) (50,666,629) (509,667) (29,821,395)
Class I (3,120,553) (192,855,048) (3,276,157) (184,559,770)
Total redemptions (5,886,471) (353,993,950) (4,625,261) (257,419,976)
Net increase (decrease) (1,261,382) $(68,574,911) (236,139) $(11,130,204)

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth
$ 3,321,325,456 $ 3,160,779,565 $ (138,051,013) $ 3,022,728,552
Global Dividend Growth
11,236,798 8,287,656 (557,719) 7,729,937
International Dividend Growth
4,261,904 1,545,742 (395,388) 1,150,354
Winslow Large-Cap Growth ESG
523,672,348 386,205,823 (8,655,314) 377,550,509
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth
$ 5,428,328 $ 451,881,249 $ 3,022,728,552 $ — $ — $ — $ 3,480,038,129
Global Dividend Growth
42,773 1,161,422 7,730,163 — — — 8,934,358
International Dividend Growth
15,150 170,393 1,150,445 — — — 1,335,988
Winslow Large-Cap Growth
ESG
5,727,620 105,151,313 377,550,509 — — — 488,429,442
7/31/25 7/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Dividend Growth
$ 70,955,932 $ 340,328,694 $ 76,250,480 $ 99,405,815
Global Dividend Growth
277,822 1,142,727 273,196 3,554
International Dividend Growth
133,102 91,429 137,848 3,897
Winslow Large-Cap Growth ESG
20,802,963 107,187,262 1,212,081 42,392,450
Average Daily Net Assets Dividend Growth
Global
Dividend
Growth
International
Dividend
Growth
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000% 0.5500% 0.5500% 0.5000%
For the next $125 million 0.4875 0.5375 0.5375 0.4875
For the next $250 million 0.4750 0.5250 0.5250 0.4750
For the next $500 million 0.4625 0.5125 0.5125 0.4625
For the next $1 billion 0.4500 0.5000 0.5000 0.4500
For the next $3 billion 0.4250 0.4750 0.4750 0.4250
For the next $2.5 billion 0.4000 0.4500 0.4500 0.4000
For the next $2.5 billion 0.3875 0.4375 0.4375 0.3875
For net assets over $10 billion 0.3750 0.4250 0.4250 0.3750

Notes to Financial Statements
(continued)
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Dividend Growth
0.1570%
Global Dividend Growth
0.1570
International Dividend Growth
0.1570
Winslow Large-Cap Growth ESG
0.1570
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Dividend Growth N/A N/A 1.25%
Global Dividend Growth 0.94% July 31, 2027 N/A
International Dividend Growth 0.94% July 31, 2027 N/A
Winslow Large-Cap Growth ESG 0.69% July 31, 2027 1.25%
N/A - Not Applicable.
Fund
Value
Dividend Growth
$ 416,261
Global Dividend Growth
1,157
International Dividend Growth
151
Winslow Large-Cap Growth ESG
222,488

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Dividend Growth
$ 463,835 $ 412,970
Global Dividend Growth
9,254 8,216
International Dividend Growth
8 7
Winslow Large-Cap Growth ESG
147,314 129,364
Fund
Commission
Advances
(Unaudited)
Dividend Growth
$ 204,936
Global Dividend Growth
1,097
International Dividend Growth
—
Winslow Large-Cap Growth ESG
12,453
Fund
12b-1 Fees
Retained
(Unaudited)
Dividend Growth
$ 156,251
Global Dividend Growth
489
International Dividend Growth
14
Winslow Large-Cap Growth ESG
7,989
Fund
CDSC
Retained
(Unaudited)
Dividend Growth
$ 25,463
Global Dividend Growth
—
International Dividend Growth
—
Winslow Large-Cap Growth ESG
1,500

Notes to Financial Statements
(continued)
Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
10. Subsequent Events
International Dividend Growth Liquidation: On September 17, 2025, the Board approved the liquidation of the Fund after the close of business on November 18, 2025.
Underlying Fund Nuveen Funds
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund TIAA Access
*
Total
Dividend Growth –% 35% 2% 1% –% 38%
Global Dividend Growth 9 – – – – 9
International Dividend Growth 26 – – – – 26
Winslow Large-Cap Growth ESG – – – – 1 1
* TIAA Access is a registered separate account of TIAA, consisting of various sub-accounts that invest in the Funds.

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Dividend Growth
$ 372,418,969
Global Dividend Growth
1,206,218
International Dividend Growth
99,207
Winslow Large-Cap Growth ESG
124,091,101
Fund Percentage
Dividend Growth
100 .0%
Global Dividend Growth
71 .0
International Dividend Growth
2 .2
Winslow Large-Cap Growth ESG
18 .1
Fund Percentage
Dividend Growth
100 .0%
Global Dividend Growth
100 .0
International Dividend Growth
100 .0
Winslow Large-Cap Growth ESG
20 .6
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Dividend Growth
3 .3% 3 .9%
Global Dividend Growth
4 .3 4 .2
International Dividend Growth
4 .7 3 .0
Winslow Large-Cap Growth ESG
— —

Important Tax Information
(continued)
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
Dividend Growth
$ — $ — $ — $ —
Global Dividend Growth
— — — —
International Dividend Growth
120,236 0.66443 11,075 0.06120
Winslow Large-Cap Growth ESG
— — — —
Fund Percentage
Dividend Growth
3 .3%
Global Dividend Growth
3 .5
International Dividend Growth
3 .2
Winslow Large-Cap Growth ESG
1 .3

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Dividend Growth Fund

Nuveen Global Dividend Growth Fund

Nuveen International Dividend Growth Fund

Nuveen Winslow Large-Cap Growth ESG Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Investment Trust II approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each respective series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Dividend Growth Fund, Nuveen Global Dividend Growth Fund and Nuveen International Dividend Growth Fund, Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM serves as the sub-adviser to such Fund; and (b) in the case of Nuveen Winslow Large-Cap Growth ESG Fund, Winslow Capital Management, LLC (“Winslow,” and Winslow and NAM are each a “Sub-Adviser”), pursuant to which Winslow serves as the sub-adviser to such Fund. NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Each Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub- Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of each Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the respective Sub-Advisers in providing services to the applicable Fund(s).

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize a Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of each Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Advisers), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

2

providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Dividend Growth Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024 and second quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Global Dividend Growth Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen International Dividend Growth Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and third quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Winslow Large-Cap Growth ESG Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex- wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

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In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to the respective Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to a Sub- Adviser is the responsibility of the Adviser, not the applicable Fund(s).

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Dividend Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio also were below the Expense Universe median, and the Fund’s actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Global Dividend Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate also were below the Expense Universe median, and the net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen International Dividend Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its Expense Group and Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Winslow Large-Cap Growth ESG Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Advisers and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or a Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors that were applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

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E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or applicable Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable Fund(s) were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: October 3, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 3, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: October 3, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)